Leases (Details) - Schedule of operating lease expenses - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Operating Lease Expenses [Abstract]
Fixed payments and variable payments that depend on an index or rate	$ 8,615,000	$ 8,444,000	$ 10,090,000
Total operating lease cost	$ 8,615,000	$ 8,444,000	$ 10,090,000